Net Loss Per Share	12 Months Ended
Dec. 31, 2011
Net Loss Per Share [Abstract]
Net Loss Per Share
NOTE 13:-	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2009	2010	2011

Numerator:
Net loss	$(774)	$(3,424)	$(23,423)

Denominator:
Weighted average number of Ordinary shares outstanding during the year, used to compute basic net loss per share	19,474,165	19,221,050	18,448,792
Incremental shares attributable to exercise of outstanding options (assuming proceeds would be used to purchase treasury stock)	(* )	(* )	(* )
Weighted average number of Ordinary shares used to compute diluted net loss per share	19,474,165	19,221,050	18,448,792

Basic net loss per Ordinary share	$(0.04)	$(0.18)	$(1.27)

Diluted net loss per Ordinary share	$(0.04)	$(0.18)	$(1.27)

(*)	Anti-dilutive.